Containers And Fixed Assets - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Trading containers	$ 7,296	$ 12,970
Containers held for sale	$ 15,717	$ 7,832